As filed with the Securities and Exchange Commission on February 17, 2012

Registration No. 2-95127

811-04178

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒
(Check appropriate box or boxes)

PUTNAM AMERICAN GOVERNMENT INCOME FUND

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 30, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Robert T. Burns, Vice President

Putnam American Government Income Fund

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

JOHN W. GERSTMAYR, Esquire

ROPES & GRAY LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of February 2012.

Putnam American Government Income Fund

By:	/s/ Jonathan S. Horwitz, Executive Vice
President, Treasurer, Principal Executive
Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
Jameson A. Baxter *	Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz*	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison
Steven D. Krichmar*	Vice President and Principal Financial Officer
Janet C. Smith*	Vice President, Assistant Treasurer and Principal Accounting Officer
Ravi Akhoury*	Trustee
Barbara M. Baumann**	Trustee
Charles B. Curtis*	Trustee
Robert J. Darretta*	Trustee
John A. Hill*	Trustee
Paul L. Joskow*	Trustee
Elizabeth T. Kennan***	Trustee
Kenneth R. Leibler*	Trustee
Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
W. Thomas Stephens*	Trustee

By:	/s/	Jonathan S. Horwitz, as Attorney-in-Fact
February 17, 2012

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on January 28, 2010.

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on January 28, 2011.

***	Signed pursuant to power of attorney filed herewith.